PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund Expense Example - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund
Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443